Business Combination (Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition) (Detail) - JPY (¥) ¥ in Millions		Dec. 06, 2016	May 02, 2016	Nov. 03, 2015	Oct. 19, 2015	Sep. 04, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Business Acquisition [Line Items]
Goodwill							¥ 110,470	¥ 102,599	¥ 102,167
Nihon Inter Electronics Corporation
Business Acquisition [Line Items]
Cash and cash equivalents						¥ 1,976
Trade receivables						5,630
Inventories						5,761
Others						183
Total current assets						13,550
Property, plant and equipment						4,527
Intangible assets						1,760
Others						396
Total non-current assets						6,683
Total assets						20,233
Short-term borrowings						3,722
Current portion of long-term debt						480
Trade notes and accounts payable						3,147
Others						951
Total current liabilities						8,300
Non-current liabilities						5,265
Total liabilities						13,565
Total identified assets and liabilities						6,668
Purchase price (Cash)						12,134
Purchase price	[1]					17,274
Goodwill	[2]					¥ 10,606
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S
Business Acquisition [Line Items]
Cash and cash equivalents					¥ 204
Trade receivables					1,079
Inventories					762
Others					569
Total current assets					2,614
Property, plant and equipment					222
Intangible assets					2,617
Others					424
Total non-current assets					3,263
Total assets					5,877
Current portion of long-term debt					364
Trade notes and accounts payable					391
Others					284
Total current liabilities					1,039
Deferred income taxes					539
Others					702
Non-current liabilities					1,241
Total liabilities					2,280
Total identified assets and liabilities					3,597
Purchase price (Cash)					5,733
Goodwill	[2]				¥ 2,136
Ceyoniq Technology GmbH
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 60
Trade receivables				190
Others				129
Total current assets				379
Property, plant and equipment				50
Intangible assets				1,113
Others				53
Total non-current assets				1,216
Total assets				1,595
Short-term borrowings				165
Trade notes and accounts payable				42
Unearned income				133
Others				187
Total current liabilities				527
Deferred income taxes				361
Others				32
Non-current liabilities				393
Total liabilities				920
Total identified assets and liabilities				675
Purchase price (Cash)				3,508
Purchase price				3,727
Goodwill	[2]			¥ 3,052
SGS Tool Company
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 501
Trade receivables			940
Inventories			1,330
Others			145
Total current assets			2,916
Property, plant and equipment			3,514
Intangible assets			1,432
Others			1
Total non-current assets			4,947
Total assets			7,863
Trade notes and accounts payable			172
Others			779
Total current liabilities			951
Non-current liabilities			1,111
Total liabilities			2,062
Total identified assets and liabilities			5,801
Purchase price (Cash)			9,046
Goodwill	[2]		¥ 3,245
Annodata Limited and Annodata Communication Systems Limited
Business Acquisition [Line Items]
Cash and cash equivalents		¥ 829
Trade receivables		2,147
Inventories		1,219
Others		556
Total current assets		4,751
Property, plant and equipment		51
Intangible assets		4,944
Total non-current assets		4,995
Total assets		9,746
Short-term borrowings		39
Trade notes and accounts payable		1,869
Accrued expense		775
Others		1,301
Total current liabilities		3,984
Non-current liabilities		1,042
Total liabilities		5,026
Total identified assets and liabilities		4,720
Purchase price (Cash)		9,623
Purchase price		10,743
Goodwill	[2]	¥ 6,023

[1]	The fair value of business as of September 4, 2015 was calculated by multiplying 197 yen which was the price of tender offer for per common share by NIEC's total number of common shares issued after deducting of the treasury shares.
[2]	The total amount of goodwill is not expected to be deductible for tax purposes.